[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

June 19, 2012

Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

RE:	NT Equity Long/Short Strategies Fund
Post-Effective Amendment Filing

Ladies and Gentlemen:

On behalf of NT Equity Long/Short Strategies Fund, we are enclosing herewith for filing pursuant to the Investment Company Act of 1940, as amended, and the General Rules and Regulations of the Commission thereunder, one electronically signed Post-Effective Amendment No. 1 to the Registration Statement on Form N-2 (the “Registration Statement”).

If you have any questions or require any further information with respect to this filing, please call me at (312) 407-0641 or Philip Harris at (212) 735-3805.

Very truly yours,

/s/ Kevin T. Hardy
Kevin T. Hardy

Enclosure